MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Available-for-sale Securities	$ 6,659		$ 6,659		$ 13,853	$ 0
Available for sale securities, equity securities acquired			0		10,632
Other than Temporary Impairment Losses, Investments			(6,914)	$ (1,138)	(9,369)
Unrealized Gain (Loss) on Investments			(280)		(213)
reverse acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired			0		$ 12,803
Golden Ocean Group Limited [Member]
Schedule of Equity Method Investments [Line Items]
Other than Temporary Impairment Losses, Investments		$ (2,400)
Unrealized Gain (Loss) on Investments	$ (300)
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Other than Temporary Impairment Losses, Investments			$ (4,600)